Regulatory Matters - Reconciliation of bank equity amount for regulatory capital purposes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Regulatory Matters [Abstract]
Bank equity	$ 43,167	$ 41,367
Less net unrealized gain (loss)	(759)	(1,176)
Less disallowed goodwill	2,727	2,727
Tier 1 and common equity Tier 1 capital	41,199	39,816
Plus allowance for loan losses	2,758	2,727
Total risked-based capital	$ 43,957	$ 42,543